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January 31, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Schwab Investments Post-Effective Amendment No. 105 to Registration Statement on Form N-1A (File Nos. 33-37459 and 811-6200)

Ladies and Gentlemen:

Our client, Schwab Investments (the “Trust”), has enclosed, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“Securities Act”), Post-Effective Amendment (“PEA”) No. 105 to the Trust’s registration statement on Form N-1A, together with all Exhibits thereto (“Registration Statement”), under the Securities Act and Amendment No. 109 to the Registration Statement under the Investment Company Act of 1940, as amended (“Investment Company Act”). This PEA relates to the following series of the Trust: Schwab Short-Term Bond Market Fund, Schwab Total Bond Market Fund, Schwab GNMA Fund, Schwab Treasury Inflation Protected Securities Fund and Schwab Intermediate-Term Bond Fund.

This PEA 105 is being filed for the purpose of changing the Schwab Treasury Inflation Protected Securities Fund’s fundamental investment objective to a non-fundamental investment objective and changing its fundamental investment restriction with respect to concentrating investments in a particular industry or group of industries (the “Proposed Changes”). The Schwab Treasury Inflation Protected Securities Fund has previously filed a definitive proxy statement with the Securities and Exchange Commission (“SEC”) on January 7, 2013 (Accession No. 0001193125-13-005165) with respect to the Proposed Changes and is currently seeking shareholder approval of the Proposed Changes at a meeting to be held on March 22, 2013. If approved by shareholders at the meeting, the Proposed Changes as well as the certain other changes, including a change to the name of series to “Schwab Treasury Inflation Protected Securities Index Fund,” will become effective on or about April 1, 2013, the effective date of PEA 105.

As counsel to the Trust, we hereby request, in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that this PEA 105 receive selective review from the SEC and its staff of the changes to the Schwab Treasury Inflation Protected Securities Fund contained herein because the additional disclosures set forth in this PEA 105 are “not substantially different”1 from the disclosures that the Trust previously filed in PEA No. 103 to the Trust’s registration statement on Form N-1A.

Please contact Stephen Cohen at (202) 261-3304 or me at (202) 261-3305 with any questions or comments.

Sincerely,

/s/ Douglas P. Dick
Douglas P. Dick

[1]	See Investment Company Act Rel. No. 13768.